Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Noncurrent Assets [Abstract]
Equity Investments	$ 38	$ 37
Long-Term Receivables	12	11
Prepaids	8	9
Other	6	14
Other assets	$ 64	$ 71